Condensed Financial Information of Registrant (SMFG)	12 Months Ended
Mar. 31, 2021
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Condensed Financial Information of Registrant (SMFG)
52	CONDENSED FINANCIAL INFORMATION OF REGISTRANT (SMFG)
Condensed Statements of Financial Position

	At March 31,
	2021	2020
	(In millions)
Assets:
Deposits with SMBC	¥221,993	¥174,641
Investments in SMBC	4,613,790	4,613,790
Loans to SMBC	8,195,888	7,445,175
Investments in other subsidiaries, associates and joint ventures	1,785,519	1,733,095
Other assets	207,701	136,040
Current tax assets	4,380	127,542

Total assets	¥15,029,271	¥14,230,283

Liabilities and equity:
Short-term borrowings from SMBC	¥1,278,030	¥1,228,030
Long-term borrowings	249,060	231,276
Debt securities in issue due to other subsidiaries	5,585	6,085
Debt securities in issue	6,778,540	6,013,305
Other liabilities	66,090	85,580

Total liabilities	8,377,305	7,564,276

Shareholders’ equity	6,002,211	5,985,688
Other equity instruments holders’ equity	649,755	680,319

Total equity	6,651,966	6,666,007

Total equity and liabilities	¥15,029,271	¥14,230,283

Condensed Income Statements

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Income:
Interest income from SMBC	¥170,777	¥165,322	¥145,075
Dividends from SMBC	272,952	637,703	325,333
Dividends from other subsidiaries, associates and joint ventures	31,914	21,726	46,473
Fees and commission income from subsidiaries	7,777	9,048	5,666
Other income	794	19	106,712

Total income	484,214	833,818	629,259

Expense:
Interest expense to SMBC	4,313	4,328	4,298
Interest expense to other subsidiaries	4,320	14,502	13,663
Interest expense	154,298	148,177	128,360
Operating and other expense	31,806	22,812	24,857

Total expense	194,737	189,819	171,178

Profit before tax	289,477	643,999	458,081
Income tax expense	(5,710)	(6,416)	(28,517)

Net profit	¥295,187	¥650,415	¥486,598

Profit attributable to:
Shareholders	282,065	638,051	474,723
Other equity instruments holders	13,122	12,364	11,875

Condensed Statements of Cash Flows

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Operating Activities:
Profit before tax	¥289,477	¥643,999	¥458,081
Income taxes paid—net	79,396	7,043	(17,440)
Other operating activities—net	267,159	(3,023)	(108,622)

Net cash and cash equivalents provided by operating activities	636,032	648,019	332,019

Investing Activities:
Loans provided to SMBC	(750,713)	(1,338,045)	(626,746)
Investments in subsidiaries	(7,418)	(255,468)	—
Investments in associates and joint ventures (1)	(52,849)	—	(22,400)
Proceeds from sale of investment in subsidiaries	—	—	184,122
Other investing activities—net (1)	(46,282)	(16,495)	15,852

Net cash and cash equivalents used in investing activities	(857,262)	(1,610,008)	(449,172)

Financing Activities:
Net increase of short-term borrowings	50,000	—	—
Proceeds from issuance of long-term borrowings	10,625	5,053	35,002
Redemption of long-term borrowings	—	(8,000)	—
Proceeds from issuance of debt securities	921,603	1,255,939	591,744
Proceeds from issuance of other equity instruments	99,400	84,073	—
Redemption of debt securities	(403,025)	(266,700)	—
Redemption of other equity instruments	(130,000)	—	—
Dividends paid to shareholders	(267,119)	(255,771)	(245,595)
Coupons paid to other equity instruments holders	(13,122)	(12,364)	(11,875)
Purchases of treasury stock and proceeds from sale of treasury stock—net	220	(99,605)	(69,799)

Net cash and cash equivalents provided by financing activities	268,582	702,625	299,477

Net increase (decrease) of cash and cash equivalents	47,352	(259,364)	182,324
Cash and cash equivalents at beginning of period	174,641	434,005	251,681

Cash and cash equivalents at end of period	¥221,993	¥174,641	¥434,005

(1)	Prior period amounts have been reclassified to conform to the current presentation.
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures are stated at cost. The Company recognizes dividend income from these companies when its right to receive payment is established.
Investments in other subsidiaries, associates and joint ventures included equity investments in SMBC Nikko Securities Inc., Sumitomo Mitsui Card Company, Limited, SMBC Consumer Finance Co., Ltd., Sumitomo Mitsui DS Asset Management Company, Limited (“SMDAM”), Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) and others at March 31, 2021 and 2020. These companies are incorporated in Japan, and the proportion of ownership interest of the Company in these companies was the same as described in Note 11 “Investments in Associates and Joint Ventures,” and Note 48 “Principal Subsidiaries.”

Long-term obligations
The Company had subordinated long-term borrowings amounting to ¥41 billion and ¥41 billion at March 31, 2021 and 2020, respectively, and had unsubordinated long-term borrowings amounting to ¥208 billion and ¥190 billion at March 31, 2021 and 2020, respectively. The Company also had subordinated bonds amounting to ¥948 billion and ¥969 billion, including ¥2 billion and ¥0.3 billion outstanding to its subsidiary, at March 31, 2021 and 2020, respectively, and had senior bonds amounting to ¥5,836 billion and ¥5,050 billion, including ¥4 billion and ¥6 billion outstanding to its subsidiary, at March 31, 2021 and 2020, respectively. For additional information, refer to Note 19 “Borrowings” and Note 20 “Debt Securities in Issue.”
Guarantees
The Company provided guarantee of ¥324 billion and ¥254 billion at March 31, 2021 and 2020, respectively, to the Deposit Protection Fund of the Association of German Banks with regard to the deposits of the SMBC Dusseldorf branch and SMBC Bank EU AG.